Summary of Principal Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Foreign owned subsidiaries economic ownership in variable interest entities
Term of loan agreement	20 years
Term of each shareholder voting right proxy agreement	20 years
Automatic extended term of shareholder voting right proxy agreement	1 year
Beijing Leju | Shanghai SINA Leju
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%
Shanghai Yi Xin | Shanghai Yi Yue
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%
Beijing Jiajujiu | Beijing Maiteng
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%